Investment Objectives and Goals - Patient Opportunity Trust	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Patient Opportunity Trust
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Patient Opportunity Trust (the “Fund”) seeks long term growth of capital.